Item 1. Report to Shareholders

NOVEMBER 30, 2004

PRIME RESERVE FUND

Semiannual Report

T. ROWE PRICE

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The views and opinions in this report were current as of November 30, 2004. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund's future investment intent. The report is certified under the Sarbanes-Oxley Act of 2002, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.
--------------------------------------------------------------------------------

Reports on the Web

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

T. Rowe Price Prime Reserve Fund
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Fellow Shareholders

Money market securities produced meager returns in the six-month period ended November 30, 2004. Money fund yields remained very low but increased throughout the period, as the Federal Reserve raised short-term interest rates on several occasions since June 30.

Economy and Interest Rates

Six months ago, the economy was growing at a steady clip, job growth was accelerating, and the Federal Reserve was telegraphing its intentions to begin raising short-term interest rates in the near future. Starting on June 30, the central bank lifted the federal funds target rate--which had been at a 46-year low--from 1.00% to 2.00% in four quarter-point increments. (After our reporting period, the Fed raised the target rate to 2.25% on December 14.)

Despite a moderation of economic growth during the summer and a surge in oil prices to $55 per barrel by the end of October, the Fed persisted with--and suggested that it would continue--this "measured" pace of quarter-point rate increases. As a result, money market yields, which closely track the fed funds target rate, rose one percentage point or more in the last six months.

                               [GRAPHIC OMITTED]

INTEREST RATE LEVELS
--------------------------------------------------------------------------------

6-Month Treasury Bill
90-Day Treasury Bill
Fed Funds Target Rate


                               6-Month              90-Day            Fed Funds
                         Treasury Bill       Treasury Bill          Target Rate

11/30/03                          1.03%               0.93%                1.00%

                                  1.01                0.92                 1.00

                                  0.99                0.91                 1.00

2/04                              1.00                0.94                 1.00

                                  0.99                0.94                 1.00

                                  1.15                0.96                 1.00

5/04                              1.38                1.06                 1.00

                                  1.64                1.26                 1.25

                                  1.75                1.43                 1.25

8/04                              1.79                1.58                 1.50

                                  1.99                1.70                 1.75

                                  2.12                1.89                 1.75

11/30/04                          2.43                2.22                 2.00


PERFORMANCE  COMPARISON
--------------------------------------------------------------------------------

Periods Ended 11/30/04                                6 Months         12 Months
--------------------------------------------------------------------------------

Prime Reserve Fund                                       0.47%             0.71%

Lipper Money Market Funds Average                        0.35              0.53

Please see the fund's quarter-end returns following this letter.

Reflecting historically low money market rates, your fund returned 0.47% and 0.71% in the 6- and 12-month periods ended November 30, 2004, respectively. As shown in the table, the fund fared slightly better than its Lipper benchmark in both periods.

Despite low money market yields and total returns, the fund's performance relative to other money market funds has been favorable in recent years. Lipper ranked the fund in the top 19% of the Lipper money market funds universe for the five-year period ended September 30, 2004. Lipper also ranked the fund in the top 24% of the category for the three-year period ended September 30, 2004. (Based on total return, Lipper ranked the Prime Reserve Fund 107 out of 400, 82 out of 352, 56 out of 298, and 55 out of 168 funds for the 1-, 3-, 5-, and 10-year periods ended September 30, 2004, respectively. Results will vary for other time periods, and past performance cannot guarantee future results.) We believe this record demonstrates our ability to provide better-than-average money market returns over long periods through varying interest rate cycles. We continue to attribute this favorable long-term relative performance to two main factors: a rigorous internal credit assessment on every investment the fund makes and prioritizing liquidity and safety of principal.

PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

Periods Ended                                          5/31/04          11/30/04
--------------------------------------------------------------------------------

Price Per Share                                         $1.00             $1.00

Dividends Per Share
  For 6 Months                                          0.002             0.005

  For 12 Months                                         0.005             0.007

Dividend Yield (7-Day Simple) *                          0.51%             1.44%

Weighted Average Maturity (days)                           43                28

* Dividends earned for the last seven days of the periods indicated are annualized and divided by the fund's net asset value.

Note: A money fund's yield more closely reflects its current earnings than the total return.


SECTOR DIVERSIFICATION
--------------------------------------------------------------------------------

                                                    Percent of        Percent of
                                                    Net Assets        Net Assets
                                                       5/31/04          11/30/04
--------------------------------------------------------------------------------

Commercial Paper and Medium-Term Notes *                   59%               68%

Certificates of Deposit                                    21                27

Funding Agreements                                          3                 3

Other U.S. Government and Agencies                          3                 3

Municipal Obligations                                      13                 -

Other Assets Less Liabilities                               1                -1
--------------------------------------------------------------------------------

Total                                                     100%              100%

*    Includes money market securities issued by foreign governments.


At the end of May, the portfolio's weighted average maturity was 43 days, approximately 10 days shorter than that of the average taxable money market fund. During our reporting period, we shortened it to 28 days, which is about 15 days shorter than the peer group average. With the Fed raising short-term rates, this defensive maturity posture allows us to use proceeds from maturing securities to purchase higher-yielding money market securities more quickly. It also protects shareholders' principal in the event of an unexpected sharp increase in short-term rates.

The structure of the portfolio at the end of our reporting period can best be described as a "bullet." Rather than emphasize the extremes of the money market universe (a "barbell") or spread our investments equally across various maturities in that universe (a "ladder"), we concentrated a substantial portion of our investments in money market instruments that would mature around the time of the December 14 Federal Reserve meeting, attempting to take advantage of higher-yielding money market instruments almost immediately after the meeting.

The municipal money market supply/demand imbalances that occasionally lifted tax-free yields over taxable yields dissipated in recent months, so we shifted assets from maturing municipal securities into commercial paper and certificates of deposit (CDs). While the portfolio is heavily concentrated in commercial paper, our holdings in this sector remain well diversified.

SHORT-TERM QUALITY DIVERSIFICATION
--------------------------------------------------------------------------------

                                                           Percent of Net Assets
Periods Ended                                              5/31/04      11/30/04
--------------------------------------------------------------------------------

A-1+                                                         72.4%         66.5%

A-1                                                          27.6*         33.5

A-2                                                             -             -

A-3                                                             -             -

Not Rated                                                       -             -
--------------------------------------------------------------------------------

Total                                                       100.0%        100.0%

* Includes 0.4% with an S&P bond rating of "A."

Source: Standard & Poor's; if Standard & Poor's does not rate a security, then Moody's Investors Service is used as a secondary source.

Outlook

Even after four rate increases through November 30 (five through mid-December), "real" interest rates, which are calculated by subtracting the inflation rate from nominal interest rates, continue to reflect an accommodative monetary policy. Given that inflation is still well contained, we believe the Fed intends to continue raising the fed funds target rate at the "measured" pace of a quarter point at every monetary policy meeting until the target rate reaches a "neutral" level that neither stimulates nor stifles economic growth. By our calculations, the fed funds target rate could be above 4% at the end of 2005. In any event, money market investors will welcome higher interest rates.

Respectfully submitted,


James M. McDonald
Chairman of the fund's Investment Advisory Committee

December 14, 2004

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund's investment program.

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RISKS OF INVESTING IN MONEY MARKET SECURITIES

Since money market funds are managed to maintain a constant $1.00 share price, there should be little risk of principal loss. However, there is no assurance the fund will avoid principal losses if fund holdings default or are downgraded or if interest rates rise sharply in an unusually short period. In addition, the fund's yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.

GLOSSARY

Average maturity: The average of the stated maturity dates of a bond or money market portfolio's securities. The average maturity for a money market fund is measured in days, whereas a bond fund's average maturity is measured in years. In general, the longer the average maturity, the greater the fund's sensitivity to interest rate changes, which means greater price fluctuation.

Fed funds target rate: An overnight lending rate set by the Federal Reserve and used by banks to meet reserve requirements. Banks also use the fed funds rate as a benchmark for their prime lending rates.

Inflation: A sustained increase in prices throughout the economy.

T. Rowe Price Prime Reserve Fund
--------------------------------------------------------------------------------

GROWTH OF $10,000
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

                                [GRAPHIC OMITTED]

PRIME RESERVE FUND
--------------------------------------------------------------------------------

As of 11/30/04

Prime Reserve Fund  $14,550
Lipper Money Market Funds Average  $14,345

                                       Lipper Money Market        Prime Reserve
                                             Funds Average                 Fund

11/94                                      $        10,000      $        10,000

11/95                                               10,535               10,548

11/96                                               11,047               11,070

11/97                                               11,594               11,630

11/98                                               12,174               12,228

11/99                                               12,727               12,798

11/00                                               13,459               13,563

11/01                                               13,997               14,146

11/02                                               14,171               14,355

11/03                                               14,254               14,446

11/04                                               14,345               14,550

AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

This table shows how the fund and its benchmark would have performed if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.

Periods Ended 11/30/04                    1 Year        5 Years        10 Years
--------------------------------------------------------------------------------

Prime Reserve Fund                          0.71%          2.60%           3.82%

Lipper Money Market Funds Average           0.53           2.29            3.67

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Prime Reserve Fund
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Fund Expense Example
--------------------------------------------------------------------------------

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table ("Actual") provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table ("Hypothetical") is based on hypothetical account values and expenses derived from the fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund's actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. Rowe Price Prime Reserve Fund
--------------------------------------------------------------------------------

                              Beginning             Ending        Expenses Paid
                          Account Value      Account Value       During Period*
                                 6/1/04           11/30/04   6/1/04 to 11/30/04
--------------------------------------------------------------------------------

Actual                     $      1,000   $      1,004.70      $          3.12

Hypothetical (assumes 5%
return before expenses)           1,000          1,021.96                 3.14

* Expenses are equal to the fund's annualized expense ratio for the six-month period (0.62%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183) divided by the days in the year (365) to reflect the half-year period.

T. Rowe Price Prime Reserve Fund
--------------------------------------------------------------------------------

Quarter-End Returns
--------------------------------------------------------------------------------

                          7-Day
Periods Ended            Simple
9/30/04                   Yield          1 Year         5 Years        10 Years
--------------------------------------------------------------------------------

Prime Reserve Fund         1.08%           0.59%           2.72%           3.88%

Lipper Money Market
Funds Average                 -            0.42            2.42            3.73

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, yield, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance information, please visit our Web site (troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132.

This table provides returns through the most recent calendar quarter-end rather than through the end of the fund's fiscal period. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include reinvested dividends and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns. A money fund's yield more closely represents its earnings than the total return.

T. Rowe Price Prime Reserve Fund
--------------------------------------------------------------------------------
Unaudited

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

               6 Months       Year
                  Ended      Ended
               11/30/04    5/31/04    5/31/03    5/31/02    5/31/01    5/31/00
NET ASSET
VALUE

Beginning
of period      $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000

Investment
activities

  Net
  investment
  income
  (loss)          0.005      0.005      0.010      0.024      0.057      0.051

Distributions

  Net
  investment
  income         (0.005)    (0.005)    (0.010)    (0.024)    (0.057)    (0.051)

NET ASSET
VALUE

End of period  $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
               ----------------------------------------------------------------

Ratios/Supplemental Data

Total return^      0.47%      0.51%      1.01%      2.47%      5.82%      5.22%

Ratio of total
expenses to
average net
assets             0.62%+     0.62%      0.64%      0.63%      0.59%      0.62%

Ratio of net
investment
income (loss)
to average
net assets         0.93%+     0.51%      1.01%      2.44%      5.66%      5.11%

Net assets,
end of period
(in millions)   $  4,924   $  5,053   $  5,652   $  5,531   $  5,758   $  5,618

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

+    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Prime Reserve Fund
--------------------------------------------------------------------------------
Unaudited                                                     November 30, 2004

PORTFOLIO OF INVESTMENTS(1)                          $ Par                Value
--------------------------------------------------------------------------------
(Amounts in 000s)

BANK NOTES   0.4%

U.S. Bank, 2.09%, 4/26/05                           20,000               20,005

Total Bank Notes (Cost $20,005)                                          20,005


CERTIFICATES OF DEPOSIT - DOMESTIC * 6.6%

American Express Centurion Bank,
1.88%, 1/26/05                                      25,000               24,993

Branch Banking & Trust, 2.05%, 12/17/04             30,000               30,000

DEPFA Bank

  2.17%, 1/18/05                                    23,000               23,000

  2.28%, 2/1/05                                     49,500               49,500

First Tennessee Bank, 2.03%, 12/9/04                10,000               10,000

Mercantile Safe Deposit & Trust

  VR, 2.08%, 12/12/05                                8,000                7,999

  VR, 2.14%, 10/18/05                                5,000                5,000

National City Bank of Indiana,
1.855%, 12/6/04                                     34,750               34,750

Wells Fargo Bank, 2.05%, 12/20/04                   70,000               70,000

Wilmington Trust

  2.05%, 12/15/04                                   50,000               50,000

  2.07%, 1/4/05                                     19,500               19,500

Total Certificates of Deposit -
Domestic * (Cost $324,742)                                              324,742


CERTIFICATES OF DEPOSIT - EURODOLLAR ^ 10.3%

ABN Amro Bank, 1.17%, 1/3/05                        20,000               19,981

Alliance & Leicester, 1.13%, 12/22/04               16,000               15,990

Allied Irish Banks, 2.00%, 1/14/05                  50,000               50,000

Barclays Bank, 1.14%, 12/9/04                       44,000               44,000

Calyon

  1.20%, 12/23/04                                   30,000               29,985

  1.21%, 12/23/04                                   11,000               10,994

Credit Agricole Indosuez, 1.27%, 12/31/04           50,000               50,003

Deutsche Bank, 1.77%, 12/14/04                      50,000               50,000

HBOS Treasury Services, 2.04%, 12/13/04             35,000               35,000

HSBC Bank USA

  2.00%, 1/14/05                                     9,000                9,000

  2.065%, 1/28/05                                   19,000               19,000

KBC Bank, 2.12%, 12/30/04                           50,000               50,001

Lloyds Bank, 2.16%, 1/12/05                         65,000               65,000

Northern Rock, 2.03%, 1/24/05                       50,000               50,000

Royal Bank of Scotland, 1.11%, 12/30/04             10,000                9,992

Total Certificates of Deposit -
Eurodollar ^ (Cost $508,946)                                            508,946


CERTIFICATES OF DEPOSIT - YANKEE ++ 10.3%

Banco Bilbao Vizcaya, 2.005%, 12/8/04               34,500               34,500

Bank of Montreal (Chicago), 2.16%, 1/18/05          49,500               49,500

Bank of Nova Scotia, 2.03%, 12/8 - 12/13/04         44,500               44,500

Canadian Imperial Bank of Commerce,
2.03%, 12/13/04                                     38,000               38,000

Credit Suisse First Boston, 2.01%, 12/8/04          35,000               35,000

Fortis Bank, 2.00%, 12/6/04                         49,500               49,500

Natexis Banques Populaires, 2.00%, 12/8/04          24,500               24,500

Rabobank Nederland, 1.325%, 12/31/04                70,000               69,954

Royal Bank of Canada, 1.463%, 12/27/04              33,878               33,861

Royal Bank of Scotland

  2.05%, 1/26/05                                    50,000               50,000

  2.31%, 6/17/05                                    21,500               21,523

Svenska Handlesbanken, 2.05%, 12/14/04              24,600               24,600

Toronto-Dominion Bank

  1.115%, 12/28/04                                   6,000                5,995

  1.33%, 12/20/04                                   25,000               24,990

Total Certificates of Deposit -
Yankee ++ (Cost $506,423)                                               506,423

COMMERCIAL PAPER   26.9%

ANZ ( Delaware)

  2.02%, 1/20/05                                    29,200               29,118

  2.05%, 12/8 - 12/17/04                            35,050               35,021

Caisse D Amortissement, 2.00%, 12/28/04             65,500               65,402

CBA Finance (Delaware)

  2.00%, 12/20 - 12/29/04                           10,500               10,485

  2.03%, 12/15/04                                    1,999                1,997

  2.05%, 12/15/04                                   10,000                9,992

  2.06%, 12/20/04                                    1,600                1,598

  2.08%, 12/22/04                                    2,700                2,697

  2.10%, 12/29/04                                    1,250                1,248

Ciesco, 2.03%, 12/17/04                             14,100               14,087

Citigroup Global Markets

  2.03%, 12/7/04                                    45,000               44,985

  2.05%, 12/16/04                                   22,000               21,981

  2.11%, 12/20/04                                    6,123                6,116

Countrywide Home Loans, 2.09%, 12/1/04                 451                  451

Credit Suisse First Boston, 2.05%,
12/16/04 - 1/24/05                                  22,700               22,657

DaimlerChrysler Revolving Auto

  2.00%, 12/3/04                                    55,203               55,189

  2.07%, 12/17/04                                   32,450               32,418

Danske

  2.00%, 12/20/04                                    7,300                7,292

  2.02%, 12/21/04                                    1,600                1,598

  2.03%, 12/14/04                                   38,700               38,672

  2.05%, 12/27/04                                    2,800                2,796

Dexia Delaware

  2.03%, 12/15/04                                   79,900               79,837

  2.04%, 12/13/04                                    3,508                3,506

  2.05%, 12/16 - 12/20/04                           14,629               14,615

DuPont (EI) De Neumours, 2.00%, 12/27/04            77,520               77,408

European Investment Bank, 2.00%, 12/13/04            1,200                1,199

FCAR Owner Trust

  1.75%, 12/15/04                                   67,000               66,954

  2.01%, 1/18/05                                    40,000               39,893

  2.20%, 1/6/05                                     10,000                9,978

General Electric Capital

  2.01%, 12/14 - 12/16/04                            6,861                6,856

  2.25%, 2/4/05                                      2,100                2,091

HBOS Treasury Services

  1.75%, 12/14/04                                    7,000                6,996

  2.00%, 12/2 - 12/15/04                             4,344                4,342

  2.05%, 12/15 - 12/16/04                            3,900                3,897

  2.07%, 12/20/04                                    4,000                3,996

  2.25%, 2/2/05                                      5,500                5,478

  2.27%, 2/1/05                                      1,900                1,892

  2.28%, 2/1 - 2/3/05                                2,200                2,191

ING Funding (U.S.), 2.05%, 12/1 - 12/9/04            2,800                2,799

International Lease Finance

  2.03%, 12/16/04                                    6,023                6,018

  2.05%, 12/6/04                                       100                  100

  2.07%, 12/17/04                                    1,367                1,365

  2.09%, 12/20/04                                    3,735                3,731

K2 (U.S.A)

  2.00%, 1/14/05                                    10,882               10,855

  2.03%, 1/10/05                                     2,300                2,295

  2.05%, 1/25/05                                    25,000               24,922

  2.06%, 1/26/05                                    20,400               20,335

  2.10%, 1/14/05                                     5,413                5,399

  2.23%, 1/20/05                                    11,200               11,165

  2.25%, 1/20/05                                    10,700               10,666

  2.40%, 3/22/05                                     1,500                1,489

Links Finance

  144A, 2.00%, 1/12/05                              20,300               20,253

  144A, 2.07%, 12/17/04                             13,500               13,487

National Rural Utilities, 2.06%,
12/16 - 12/17/04                                    21,111               21,093

New Center Asset Trust

  2.00%, 12/7/04                                    19,000               18,994

  2.18%, 1/10/05                                    29,250               29,179

New York State Power Auth.

  2.03%, 12/15/04                                   13,601               13,590

  2.16%, 1/11/05                                    10,168               10,143

  2.25%, 1/11/05                                     1,000                  998

Nordea North America

  2.03%, 12/9/04                                    35,000               34,984

  2.06%, 12/21/04                                    3,000                2,997

  2.26%, 1/25/05                                     4,000                3,986

Province of Quebec, 2.00%, 12/6/04                   1,767                1,767

Prudential Funding, 2.05%, 12/15/04                 25,000               24,980

Shell Finance (U.K.), 2.00%,
12/15 - 12/28/04                                    44,675               44,610

Siemens Capital, 2.02%, 12/7/04                     40,000               39,987

Societe Generale, 1.78%, 12/29/04                   24,300               24,266

Svenska Handelsbanken, 2.00%,
12/2 - 12/8/04                                       3,600                3,599

Toyota Motor Credit, 2.05%, 12/17/04                49,500               49,455

UBS Finance (Delaware)

  2.00%, 12/3/04                                     1,350                1,350

  2.01%, 12/31/04                                   50,000               49,916

  2.02%, 12/17/04                                    1,500                1,499

  2.07%, 12/22 - 12/23/04                           11,599               11,585

  2.10%, 12/23/04                                    2,000                1,997

  2.25%, 1/24/05                                     2,925                2,915

Unilever Capital, 2.00%,
12/27 - 12/28/04                                    36,265               36,212

Westpac Capital, 1.75%, 12/6/04                      1,680                1,680

Westpac Trust Securities

  2.08%, 1/27/05                                    19,716               19,651

  2.25%, 1/21/05                                     1,350                1,346

Total Commercial Paper (Cost $1,324,587)                              1,324,587


COMMERCIAL PAPER - 4(2) 37.5%

Alliance & Leicester, 2.02%, 1/18/05                33,700               33,609

Alpine Securitization

  2.02%, 1/4/05                                     36,500               36,431

  2.05%, 12/14 - 12/16/04                           65,100               65,048

ASB Bank

  2.04%, 12/3/04                                     1,133                1,133

  2.05%, 12/3/04                                     1,100                1,100

  2.06%, 1/21/05                                    50,000               49,854

Atlantic Asset Securitization

  2.00%, 12/3/04 - 1/11/05                          13,893               13,866

  2.15%, 12/23/04                                    1,016                1,014

Bank of Ireland

  2.06%, 12/17/04                                   49,500               49,455

  2.35%, 3/9/05                                      2,000                1,987

Cafco

  2.01%, 12/17/04                                    8,511                8,503

  2.05%, 1/6/05                                     49,500               49,399

  2.25%, 1/26/05                                    35,000               34,877

Ciesco

  2.00%, 12/17/04                                   13,500               13,488

  2.02%, 12/20/04                                    2,300                2,297

  2.11%, 12/20/04                                    1,228                1,227

  2.18%, 1/5 - 1/6/05                               75,000               74,838

  2.25%, 1/18/05                                     2,800                2,792

Citibank Credit Card Issuance Trust

  2.01%, 1/5/05                                     50,500               50,402

  2.06%, 1/24/05                                    43,300               43,166

CRC Funding

  2.15%, 1/6/05                                     50,000               49,892

  2.18%, 1/4/05                                     20,000               19,959

  2.20%, 1/4/05                                     12,000               11,975

Delaware Funding

  1.95%, 12/3/04                                     4,071                4,070

  2.00%, 12/14/04                                   13,943               13,933

  2.06%, 12/17/04                                   20,980               20,961

Discover Card Master Trust I

  2.01%, 1/10/05                                    41,700               41,607

  2.03%, 1/18/05                                     7,850                7,829

Fairway Finance

  2.04%, 12/10/04                                   31,750               31,734

  2.05%, 12/8/04                                     7,193                7,190

  2.08%, 12/20/04                                   53,711               53,652

  2.10%, 12/20/04                                   11,819               11,806

Falcon Asset Securitization

  2.03%, 12/9/04                                     1,393                1,392

  2.05%, 12/15/04                                    6,122                6,117

  2.06%, 12/17/04                                   26,541               26,517

  2.10%, 12/21/04                                    5,500                5,494

Ford Credit Floorplan Master Owner Trust

  1.75%, 12/2/04                                    20,000               19,999

  2.08%, 12/17/04                                    2,800                2,797

  2.20%, 1/18/05                                    22,000               21,936

Grampian Funding, 2.01%, 12/6/04                    36,000               35,990

Irish Life & Permanent

  2.06%, 12/2/04                                     4,000                4,000

  2.25%, 1/4/05                                      5,000                4,989

Jefferson Pilot, 2.03%, 12/8/04                     15,000               14,994

KFW International Finance, 1.75%, 12/2/04            1,000                1,000

Kitty Hawk Funding, 2.16%, 12/27/04                 10,584               10,567

MassMutual Funding

  2.10%, 12/21 - 12/23/04                           18,000               17,978

  2.15%, 12/27 - 12/29/04                           38,900               38,839

  2.25%, 1/26/05                                     1,520                1,515

MBNA Master Credit Card Trust II

  1.90%, 12/1/04                                    30,820               30,820

  2.04%, 1/18/05                                    37,300               37,199

  2.06%, 1/20/05                                    26,000               25,926

  2.09%, 12/8/04                                     5,000                4,998

  2.27%, 1/19/05                                     7,000                6,978

Nationwide Life Insurance, 2.05%, 12/2/04           13,000               12,999

Old Line Funding

  2.00%, 12/13 - 12/15/04                           32,000               31,975

  2.03%, 12/2/04                                    23,122               23,121

  2.05%, 12/15/04                                   35,795               35,767

Park Avenue Receivables

  2.05%, 12/15 - 12/17/04                           51,090               51,048

  2.06%, 12/17/04                                   14,437               14,424

  2.10%, 12/20/04                                   17,315               17,296

  2.11%, 12/22/04                                   13,561               13,544

  2.25%, 1/24/05                                     7,500                7,475

Preferred Receivables Funding,
2.05%, 12/15/04                                     64,000               63,949

Rio Tinto, 2.05%, 12/6 - 12/9/04                    31,446               31,435

Sigma Finance

  2.00%, 1/7/05                                     47,700               47,602

  2.15%, 1/10/05                                     3,000                2,993

  2.17%, 1/10/05                                    50,000               49,880

  2.32%, 2/18/05                                    10,150               10,098

Southern Company

  2.09%, 12/17/04                                    9,000                8,992

  2.11%, 12/20/04                                   24,600               24,572

Stadshypotek (Delaware), 2.26%, 1/28/05              4,000                3,985

Statoil / Den Norske

  2.00%, 12/7/04                                    20,000               19,993

  2.01%, 12/6/04                                    30,000               29,992

  2.07%, 12/15/04                                   12,000               11,990

Total Fina Elf Capital,
2.03%, 12/20/04                                     30,000               29,968

Tulip Funding

  2.05%, 12/17/04                                   16,000               15,985

  2.13%, 12/23/04                                   30,000               29,961

Variable Funding Capital,
2.05%, 12/17/04                                     25,000               24,977

Wal-Mart Funding, 2.08%, 12/21/04                   38,000               37,956

Yorktown Capital

  2.00%, 1/14/05                                    27,750               27,682

  2.06%, 12/17/04                                    5,056                5,051

  2.09%, 12/15 - 12/20/04                           20,818               20,801

  2.10%, 12/20/04                                   10,000                9,989

Total Commercial Paper - 4(2)
(Cost $1,844,639)                                                     1,844,639


FUNDING AGREEMENTS 3.0%

Allstate Life Insurance

  VR, 1.932%, 9/1/05++                              25,000               25,000

  VR, 2.05%, 9/1/05++                               25,000               25,000

GE Life & Annuity, VR, 1.97%, 1/12/05++             50,000               50,000

ING Annuity & Life Insurance,
2.23%, 1/24/05++                                    15,000               15,000

New York Life Insurance, VR, 2.09%,
12/10/04++                                          30,000               30,000

Transamerica Occidential Life Insurance
VR, 2.14%, 1/3/06++                                  5,000                5,000

Total Funding Agreements (Cost $150,000)                                150,000


MEDIUM-TERM NOTES 3.0%

Credit Suisse First Boston, VR, 2.508%,
1/14/05                                              1,700                1,701

General Electric Capital

  VR, 2.17%, 1/9/06                                 23,900               23,900

  VR, 2.21%, 1/17/06                                14,900               14,900

Goldman Sachs Group, VR, 144A,
2.06%, 1/3/06                                       49,600               49,600

International Lease Finance

  VR, 2.169%, 9/22/05                                3,945                3,953

  VR, 3.36%, 8/1/05                                 10,000               10,079

  VR, 3.37%, 7/15/05                                 8,000                8,064

Morgan Stanley Group, VR, 2.10%, 1/13/06            34,500               34,500

Total Medium-Term Notes (Cost $146,697)                                 146,697

MUNICIPAL SECURITIES 0.3%

Colorado Housing Fin. Auth., Single Family
VRDN (Currently 2.06%)                               6,000                6,000

Texas, Veterans Housing,
VRDN (Currently 2.07%)                               8,800                8,800

Total Municipal Securities (Cost $14,800)                                14,800

U.S. GOVERNMENT AGENCY OBLIGATIONS +/- 2.6%

Federal Home Loan Bank, 1.55%, 5/4/05               39,800               39,800

Federal Home Loan Mortgage, 1.75%,
12/28/04                                            40,000               39,948

Federal National Mortgage Assn.,
1.50%, 2/14/05                                      49,750               49,750

Total U.S. Government Agency
Obligations +/-(Cost $129,498)                                           129,498

Total Investments in Securities

100.9% of Net Assets (Cost $4,970,337)                          $     4,970,337
                                                                ----------------

(1)  Denominated in U.S. dollars unless otherwise noted

*    Domestic certificates of deposit are issued by domestic branches of U.S.
     banks

^ Eurodollar certificates of deposit are issued by foreign branches of U.S. or foreign banks

++   Yankee certificates of deposit are issued by U.S. branches of foreign banks

+/- The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total value of such securities at period-end amounts to $83,340 and represents 1.7% of net assets

4(2) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" - total value of such securities at period-end amounts to $1,844,639 and represents 37.5% of net assets

VR   Variable Rate

VRDN Variable-Rate Demand Note

T. Rowe Price Prime Reserve Fund
--------------------------------------------------------------------------------

++Restricted Securities
(Amounts in 000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $150,000 and represents 3.0% of net assets.

                                               Acquisition          Acquisition
Description                                           Date                 Cost
-------------------------------------------    -----------       --------------

Allstate Life Insurance, 1.932%, 9/1/05             2/2/04      $        25,000

Allstate Life Insurance, 2.05%, 9/1/05              7/2/04               25,000

GE Life & Annuity, 1.97%, 1/12/05                 12/12/03               50,000

ING Annuity & Life Insurance,
2.23%, 1/24/05                                    11/26/04               15,000

New York Life Insurance, 2.09%, 12/10/04          12/12/03               30,000

Transamerica Occidential Life Insurance,
2.14%, 1/3/06                                      11/1/04                5,000

Totals                                                          $       150,000
                                                                ---------------

The fund has registration rights for certain restricted securities held as of November 30, 2004. Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Prime Reserve Fund
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 2004

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (cost $4,970,337)      $          4,970,337

Other assets                                                             24,346

Total assets                                                          4,994,683

Liabilities

Total liabilities                                                        70,230

NET ASSETS                                                 $          4,924,453
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $                736

Undistributed net realized gain (loss)                                      (11)

Paid-in-capital applicable to 4,924,373,766 shares of
$0.01 par value capital stock outstanding;
15,000,000,000 shares authorized                                      4,923,728

NET ASSETS                                                 $          4,924,453
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $               1.00
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Prime Reserve Fund
--------------------------------------------------------------------------------
Unaudited

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)
                                                                       6 Months
                                                                          Ended
                                                                       11/30/04
Investment Income (Loss)

Interest income                                            $             38,563

Expenses

  Investment management                                                   9,097

  Shareholder servicing                                                   5,787

  Prospectus and shareholder reports                                        192

  Custody and accounting                                                    191

  Registration                                                               47

  Legal and audit                                                            11

  Directors                                                                   8

  Miscellaneous                                                              38

  Total expenses                                                         15,371

  Expenses paid indirectly                                                   (3)

  Net expenses                                                           15,368

Net investment income (loss)                                             23,195

Realized Gain (Loss)

Net realized gain (loss) on securities                                      (11)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $             23,184
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Prime Reserve Fund
--------------------------------------------------------------------------------
Unaudited

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)

                                                  6 Months                 Year
                                                     Ended                Ended
                                                  11/30/04              5/31/04

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $        23,195      $        26,839

  Net realized gain (loss)                             (11)                  86

  Increase (decrease) in net assets
  from operations                                   23,184               26,925

Distributions to shareholders

  Net investment income                            (23,195)             (26,839)

Capital share transactions *

  Shares sold                                    1,683,665            4,011,213

  Distributions reinvested                          22,818               26,141

  Shares redeemed                               (1,834,865)          (4,636,758)

  Increase (decrease) in net
  assets from capital
  share transactions                              (128,382)            (599,404)

Net Assets

Increase (decrease) during period                 (128,393)            (599,318)

Beginning of period                              5,052,846            5,652,164

End of period                              $     4,924,453      $     5,052,846
                                           ---------------      ---------------

(Including undistributed net investment income of $736 at 11/30/04 and $736 at 5/31/04)

*    Capital share transactions at net asset value of $1.00 per share.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Prime Reserve Fund
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 2004

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Note 1 - Significant Accounting Policies

T. Rowe Price Prime Reserve Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on January 26, 1976. The fund seeks preservation of capital, liquidity, and, consistent with these, the highest possible current income.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 2 - Investment Transactions

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Note 3 - Federal Income Taxes

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2004.

At November 30, 2004, the cost of investments for federal income tax purposes was $4,970,337,000.

Note 4 - Related Party Transactions

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.05% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At November 30, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $1,470,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the six months ended November 30, 2004, expenses incurred pursuant to these service agreements were $42,000 for Price Associates, $2,716,000 for T. Rowe Price Services, Inc., and $1,346,000 for T. Rowe Price Retirement Plan Services, Inc. At period-end, a total of $810,000 of these expenses was payable.

T. Rowe Price Prime Reserve Fund
--------------------------------------------------------------------------------

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
--------------------------------------------------------------------------------

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund's Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC's Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words "Company Info" at the top of our homepage for individual investors. Then, in the window that appears, click on the "Proxy Voting Policy" navigation button in the top left corner.

Each fund's most recent annual proxy voting record is available on our Web site and through the SEC's Web site. To access it through our Web site, follow the directions above, then click on the words "Proxy Voting Record" at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available electronically on the SEC's Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC's Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.


Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Prime Reserve Fund, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     January 14, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     January 14, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     January 14, 2005